Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total	$ 8,818	$ 7,761	$ 7,353
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	8,818	7,761
Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,732	4,936
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,086	2,825
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	106	186
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	106	186
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,316	2,763
Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,316	2,763
Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,310	1,987
Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,310	1,987
Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan, Debt Security [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Employee Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,851	1,855
Pension Plan [Member] | Employee Benefit Plan, Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Employee Benefit Plan, Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,851	1,855
Pension Plan [Member] | Employee Benefit Plan, Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,235	970
Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,235	970
Pension Plan [Member] | Defined Benefit Plan Non Traditional Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total